CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit (loss) [abstract]
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Cost of sales	(1,447,354)	(1,043,395)	[1]	(1,043,412)	[1]
Other operating income	46,037	18,199	[1]	26,215	[1]
Staff costs	(341,064)	(301,963)	[1]	(296,399)	[1]
Other operating expense	(283,930)	(239,926)	[1]	(243,946)	[1]
Depreciation and amortization charges, operating allowances and write-downs	(119,137)	(104,529)	[1]	(125,677)	[1]
Impairment losses	(58,919)	(30,957)	[1]	(268,089)	[1]
Net (loss) gain due to changes in the value of assets	(7,623)	7,504	[1]	1,891	[1]
Gain (loss) on disposal of non-current assets	14,564	(4,316)	[1]	340	[1]
Bargain purchase gain	40,142
Other losses	40,142	(2,613)	[1]	(40)	[1]
Operating profit (loss)	116,754	39,697	[1]	(373,080)	[1]
Finance income	5,374	3,708	[1]	1,536	[1]
Finance costs	(62,022)	(65,412)	[1]	(30,251)	[1]
Financial derivative gain (loss)	2,838	(6,850)	[1]
Exchange differences	(14,136)	8,214	[1]	(3,513)	[1]
Profit (loss) before tax	48,808	(20,643)	[1]	(405,308)	[1]
Income tax (expense) benefit	(24,235)	14,821	[1]	46,695	[1]
Profit (loss) for the year	24,573	(5,822)	[1]	(358,613)	[1]
Loss attributable to non-controlling interests	19,088	5,144	[1]	20,186	[1]
Profit (loss) attributable to the Parent	43,661	(678)	[1]	(338,427)	[1]
Earnings Per Share Continued And Discontinued Operations [Abstract]
Profit (loss) attributable to the Parent (US$'000)	$ 43,661	$ (678)	[1]	$ (338,427)	[1]
Weighted average basic shares outstanding	171,406,272	171,949,128	[1]	171,838,153	[1]
Basic earnings (loss) per ordinary share (US$)	$ 0.25	$ 0.00	[1]	$ (1.97)	[1]
Effect of dilutive securities	123,340.00	0		0
Weighted average dilutive shares outstanding	171,529,612	171,949,128	[1]	171,838,153	[1]
Diluted earnings (loss) per ordinary share (US$)	$ 0.25	$ 0.00	[1]	$ (1.97)	[1]

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.